UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
August 31, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--42.1%	Principal Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.25% - 0.27%, 9/2/14	515,000,000	a	515,002,767
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24% - 0.25%, 9/11/14 - 2/17/15	700,000,000		700,000,000
BNP Paribas (Yankee)
0.23%, 10/16/14	150,000,000		150,000,000
Citibank N.A.
0.20%, 11/19/14	150,000,000		150,000,000
Commonwealth Bank of Australia (Yankee)
0.23%, 9/22/14	200,000,000	a,b	200,000,000
Credit Agricole (Yankee)
0.17%, 9/2/14	200,000,000		200,000,000
Credit Industriel et Commercial (Yankee)
0.20%, 10/2/14 - 10/6/14	200,000,000		200,000,000
DZ Bank AG (Yankee)
0.25% - 0.26%, 9/5/14 - 2/2/15	150,000,000		150,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20% - 0.21%, 10/2/14 - 11/4/14	635,000,000		635,000,000
National Australia Bank (Yankee)
0.23%, 9/10/14	100,000,000	a	100,000,000
Norinchukin Bank (Yankee)
0.20% - 0.21%, 11/13/14 - 11/19/14	600,000,000		600,000,000
Rabobank Nederland (Yankee)
0.20% - 0.22%, 11/3/14 - 12/22/14	325,000,000		325,000,000
Skandinaviska Enskilda Banken NY (Yankee)
0.25% - 0.26%, 9/4/14 - 1/16/15	401,000,000		401,000,000
Standard Chartered Bank (Yankee)
0.20%, 12/4/14	200,000,000	b	200,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25% - 0.26%, 9/12/14 - 3/11/15	600,000,000	b	600,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.20%, 9/16/14	145,000,000		145,000,000
Toronto Dominion Bank NY (Yankee)
0.24%, 10/23/14	250,000,000		250,000,000
Wells Fargo Bank, NA

0.25% - 0.26%, 9/2/14 - 10/9/14	550,000,000	a	550,000,000
Total Negotiable Bank Certificates of Deposit
(cost $6,071,002,767)			6,071,002,767
Commercial Paper--19.8%
ASB Finance Ltd.
0.25%, 9/23/14	125,000,000	a,b	124,994,725
Barclays U.S. Funding
0.08%, 9/2/14	500,000,000		499,998,889
DnB Bank
0.31%, 2/26/15	300,000,000	b	299,547,583
General Electric Capital Corp.
0.23%, 2/3/15	100,000,000		99,900,972
National Australia Bank
0.23%, 11/14/14	400,000,000	a	400,000,000
NRW Bank
0.13%, 9/12/14	305,000,000	b	304,988,351
Oversea-Chinese Banking
0.23%, 12/4/14	50,000,000		49,969,972
Rabobank USA Financial Corp.
0.22%, 2/5/15	350,000,000		349,671,826
Sumitomo Mitsui Banking Corp.
0.24% - 0.26%, 10/21/14 - 3/13/15	69,000,000	b	68,923,972
Sumitomo Mitsui Trust Bank
0.20%, 9/16/14	250,000,000		249,979,167
Westpac Banking Corp.
0.22% - 0.24%, 9/3/14 - 10/1/14	405,000,000	a,b	405,000,110
Total Commercial Paper
(cost $2,852,975,567)			2,852,975,567
Asset-Backed Commercial Paper--9.0%
Alpine Securitization Corp.
0.21% - 0.22%, 9/16/14 - 9/25/14	398,000,000	b	397,956,418
Antalis U.S. Funding Corp.
0.16%, 9/3/14	41,650,000	b	41,649,630
Bedford Row Funding
0.25%, 10/9/14	40,000,000	b	39,989,444
Collateralized Commercial Paper II Co., LLC
0.30%, 12/11/14 - 2/5/15	422,000,000	b	421,574,817
Collateralized Commercial Paper Program Co., LLC
0.30%, 9/25/14	200,000,000		199,960,000
Regency Markets No. 1 LLC

0.14%, 9/15/14	204,605,000	b	204,593,860
Total Asset-Backed Commercial Paper
(cost $1,305,724,169)			1,305,724,169
Time Deposits--25.8%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.06%, 9/2/14	505,000,000		505,000,000
Credit Agricole (Grand Cayman)
0.08%, 9/2/14	400,000,000		400,000,000
DnB Bank (Grand Cayman)
0.05%, 9/2/14	400,000,000		400,000,000
DZ Bank AG (Grand Cayman)
0.05%, 9/2/14	400,000,000		400,000,000
Lloyds Bank (London)
0.05%, 9/2/14	500,000,000		500,000,000
Natixis New York (Grand Cayman)
0.06%, 9/2/14	313,000,000		313,000,000
Nordea Bank Finland (Grand Cayman)
0.05%, 9/2/14	600,000,000		600,000,000
Swedbank (Grand Cayman)
0.05%, 9/2/14	600,000,000		600,000,000
Total Time Deposits
(cost $3,718,000,000)			3,718,000,000
U.S. Government Agency--1.1%
Federal Home Loan Bank
0.00% - 0.17%, 9/2/14 - 1/16/15
(cost $163,998,589)	164,000,000		163,998,589
U.S. Treasury Notes--2.2%
0.05% - 0.12%, 9/30/14 - 6/1/15
(cost $316,753,972)	315,000,000		316,753,972
Total Investments (cost $14,428,455,064)	100.0%		14,428,455,064
Cash and Receivables (Net)	.0%		2,351,024
Net Assets	100.0%		14,430,806,088

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities amounted to $3,309,218,910 or 22.9% of net assets.

At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting reporting purposes.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	14,428,455,064
Level 3 - Significant Unobservable Inputs	-
Total	14,428,455,064

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)